UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.   Name and address of issuer:
     State Farm Life and Accident Assurance Company
     Variable Life Separate Account
     One State Farm Plaza
     Bloomington, Illinois 61710-0001
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2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
     of the issuer, check the box but do not list series or classes):        [X]
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3.   Investment Company Act File Number:      811-09017

     Securities Act File Number:              333-64345
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4(a). Last day of fiscal year for which this notice is filed:  December 31,
2016



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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

          Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.  Calculation of registration fee:
    (i)  Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):               $1,921,685.00

    (ii) Aggregate price of securities redeemed or
         repurchased during the fiscal year:           $1,951,095.00

    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the Commission: $  0

    (iv) Total available redemption credits
         [add Items 5(ii) and 5(iii):                             $1,951,095.00

    (v)  Net sales - if Item 5(i) is greater                      $  0
         than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:

    (vi) Redemption credits available for use in
         future years -- if Item 5(i) is less than
         Item 5(iv) [subtract Item 5(iv) from
         Item 5(I)]:                                   $(29,410.00)

    (vii) Multiplier for determining registration fee
          (See Instruction C.9):                          x 0.00011590

    (viii) Registration fee due [multiply  Item 5(v)
           by Item 5(vii)]  (enter "0" if no fee is due):           $ 0
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     Prepaid Shares
6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.
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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                      $
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8.  Total of the amount of the registration fee due plus any interest due
    [line 5(viii) plus line 7]  Footnote: This amount already submitted with
             accession number: 0001069590-12-000001                   $ 0
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 10, 2016

          Method of Delivery:
                           [ ]  Wire Transfer
                           [ ]  Mail or other means
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                                   SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*


	             /s/ Mark Schwamberger
                     -----------------------------------------------------------
                     Mark Schwamberger
                     Vice President & Controller
                     -----------------------------------------------------------

           Date      March 08, 2017
                     -----------------------------------------------------------

  *Please print the name and title of the signing officer below the signature.
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